Submission	Aug. 05, 2025
Submission [Line Items]
Central Index Key	0000060549
Registrant Name	LOUISVILLE GAS & ELECTRIC CO /KY/
Registration File Number	333-277140-02
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A